Leases (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Leases [Abstract]
Interest expense on lease obligations	$ 9,160	$ 14,081	$ 0
Cash outflow relating to leases	$ 36,442